CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,418,416	$ 677,152	¥ 2,108,123
Restricted cash (including RMB 354,104 and RMB 348,976 from the consolidated trusts as of December 31, 2019 and 2020 respectively)	2,355,850	361,050	1,727,727
Security deposit prepaid to third-party guarantee companies	915,144	140,252	932,983
Funds receivable from third party payment service providers	131,464	20,148	118,860
Accounts receivable and contract assets, net (net of allowance of RMB 189,829 and RMB 217,306 as of December 31, 2019 and 2020, respectively)	2,394,528	366,977	2,332,364
Financial assets receivable, net (net of allowance of RMB 164,563 and RMB 322,094 as of December 31, 2019 and 2020, respectively)	3,565,482	546,434	1,912,554
Amounts due from related parties (net of allowance of RMB 68,567 and RMB 10,333 as of December 31, 2019 and 2020, respectively)	193,305	29,625	478,767
Loans receivable, net (including RMB 9,099,099 and RMB 6,447,233 from the consolidated trusts as of December 31, 2019 and 2020 respectively)	7,500,629	1,149,522	9,239,565
Prepaid expenses and other assets(including RMB 95,840 and RMB 101,729 from the consolidated trusts as of December 31, 2019 and 2020 respectively)	401,224	61,490	652,545
Total current assets	21,876,042	3,352,650	19,503,488
Non-current assets:
Accounts receivable and contract assets, net-noncurrent (net of allowance of RMB 1,763 and RMB 38,521 as of December 31, 2019 and 2020, respectively)	307,937	47,193	19,508
Financial assets receivable, net-noncurrent (net of allowance of RMB 6,240 and RMB 68,740 as of December 31, 2019 and 2020, respectively)	645,326	98,901	59,270
Loans receivable, net-noncurrent(including RMB 37,157 from the consolidated trusts as of December 31, 2020)	87,685	13,438
Property and equipment, net	19,360	2,967	17,113
Intangible assets	3,403	522	3,512
Deferred tax assets	1,398,562	214,339	697,348
Other non-current assets	48,990	7,508	55,362
Total non-current assets	2,511,263	384,868	852,113
TOTAL ASSETS	24,387,305	3,737,518	20,355,601
Current liabilities:
Payable to investors of the consolidated trusts-current	3,117,634	477,798	4,423,717
Accrued expenses and other current liabilities	809,761	124,103	720,918
Amounts due to related parties	71,562	10,967	55,622
Short term loans	186,800	28,628	200,000
Guarantee liabilities-stand ready	4,173,497	639,616	2,212,125
Guarantee liabilities-contingent	3,543,454	543,058	734,730
Income tax payable	1,227,314	188,094	1,056,219
Other tax payable	254,486	39,002	263,856
Total current liabilities	13,384,508	2,051,266	9,667,187
Deferred tax liabilities	37,843	5,800
Payable to investors of the consolidated trusts-noncurrent	1,468,890	225,117	3,442,500
Other long-term liabilities	14,974	2,295	31,184
Total non-current liabilities	1,521,707	233,212	3,473,684
TOTAL LIABILITIES	14,906,215	2,284,478	13,140,871
Commitments and Contingencies (Note 15)
SHAREHOLDERS' EQUITY
Ordinary shares ($0.00001 par value per share 5,000,000,000 shares authorized, 302,707,339 shares issued and 293,420,800 shares outstanding as of December 31, 2019, and 309,833,035 shares issued and 304,453,780 shares outstanding as of December 31, 2020, respectively)	21	3	20
Additional paid-in capital	5,417,406	830,254	5,117,184
Retained earnings	4,137,542	634,106	2,071,332
Other comprehensive income (loss)	(74,391)	(11,401)	24,906
TOTAL 360 DIGITECH INC EQUITY	9,480,578	1,452,962	7,213,442
Non-controlling interests	512	78	1,288
TOTAL EQUITY	9,481,090	1,453,040	7,214,730
TOTAL LIABILITIES AND EQUITY	¥ 24,387,305	$ 3,737,518	¥ 20,355,601